FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 970.9
Amounts payable to affiliated corporations	69.4	$ 91.0
Long-term debt	7,619.7
Interest payments on long-term debt	1,549.0
Lease liabilities	378.5
Interest payments on lease liabilities	56.2
Derivative financial instruments	(238.9)
Total	10,335.4
Less than 1 year
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	970.9
Long-term debt	400.0
Interest payments on long-term debt	242.9
Lease liabilities	108.5
Interest payments on lease liabilities	17.2
Derivative financial instruments	(32.6)
Total	1,706.9
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,295.7
Interest payments on long-term debt	535.5
Lease liabilities	157.6
Interest payments on lease liabilities	23.3
Derivative financial instruments	(58.6)
Total	2,953.5
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,068.9
Interest payments on long-term debt	358.0
Lease liabilities	81.5
Interest payments on lease liabilities	11.2
Derivative financial instruments	(113.8)
Total	2,405.8
5 years or more
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,855.1
Interest payments on long-term debt	412.6
Lease liabilities	30.9
Interest payments on lease liabilities	4.5
Derivative financial instruments	(33.9)
Total	$ 3,269.2
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the corporation's consolidated debt	4 years 8 months 12 days	3 years 6 months